SHARE CAPITAL (Details) - CAD CAD / shares in Units, CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Shares
Common Stock, Shares, Outstanding, Beginning Balance			868,000,000	852,000,000
Balance at beginning of period, Amount			CAD 7,391	CAD 6,669
Common shares issued, Number of Shares			56,000,000
Common shares issued, Amount			CAD 2,241
Dividend Reinvestment and Share Purchase Plan, Number of Shares			8,000,000	5,000,000
Dividend Reinvestment and Share Purchase Plan, Amount			CAD 395	CAD 316
Shares issued on exercise of stock options, Number of Shares			2,000,000	3,000,000
Shares issued on exercise of stock options, Amount			CAD 25	CAD 54
Common Stock, Shares, Outstanding, Ending Balance	934,000,000	860,000,000	934,000,000	860,000,000
Balance at end of period, Amount	CAD 10,052	CAD 7,039	CAD 10,052	CAD 7,039
Gross proceeds	CAD 6	CAD 32	CAD 2,233	CAD 40
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	13,000,000	12,000,000	13,000,000	12,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	917,000,000	846,000,000	897,000,000	843,000,000
Effect of dilutive options (in shares)	8,000,000	12,000,000	7,000,000	13,000,000
Diluted weighted average shares outstanding	925,000,000	858,000,000	904,000,000	856,000,000
Stock options
Weighted average number of shares outstanding diluted
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	7,802,601	5,851,770	13,976,687	5,851,770
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	CAD 55.77	CAD 59.14	CAD 51.34	CAD 59.14
Common shares
Shares
Common shares issued, Amount			CAD 2,241
Dividend Reinvestment and Share Purchase Plan, Amount			395	CAD 316
Shares issued on exercise of stock options, Amount			25	CAD 54
Gross proceeds			2,300
Issuance costs			CAD 59